Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the three months ended June 30, 2024 and 2023, based on revenue category:

	For the Three Months Ended June 30,
	2024	2023
Devices	$12,283	$10,443
Services	3,542	2,375
Other	362	227
Total revenue, net	$16,187	$13,045

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the years ended March 31, 2024 and 2023, based on revenue category:

	Years Ended March 31,
	2024	2023
Devices	$51,125	$43,452
Services	11,105	9,292
Other	2,243	1,315
Total revenue, net	$64,473	$54,059